FINANCIAL INSTRUMENTS - Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Financial Liabilities	$ 455,178
Financial liabilities at fair value through profit or loss, and measured at amortized cost
Disclosure of financial liabilities [line items]
Financial Liabilities	346,752	$ 222,333
Other financial liabilities, measured at amortized cost
Disclosure of financial liabilities [line items]
Financial Liabilities	50,268	12,577
At fair value through profit or loss
Disclosure of financial assets [line items]
Financial Assets	4,295	1,605
Loans and receivables, measured at amortized cost
Disclosure of financial assets [line items]
Financial Assets	850,028	710,316
Share based payment liabilities (note 17) | At fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial Liabilities	34,363	55,257
Warrant liability (note 15) | At fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial Liabilities	4,254	0
Accounts payable and accrued liabilities
Disclosure of financial liabilities [line items]
Financial Liabilities	235,950
Accounts payable and accrued liabilities | Other financial liabilities, measured at amortized cost
Disclosure of financial liabilities [line items]
Financial Liabilities	231,696	139,183
Leases (note 16) | Other financial liabilities, measured at amortized cost
Disclosure of financial liabilities [line items]
Financial Liabilities	26,171	15,316
Warrant investments (note 13) | At fair value through profit or loss
Disclosure of financial assets [line items]
Financial Assets	367	1,605
Note receivable | At fair value through profit or loss
Disclosure of financial assets [line items]
Financial Assets	3,928	0
Cash | Loans and receivables, measured at amortized cost
Disclosure of financial assets [line items]
Financial Assets	847,638	707,206
Accounts receivable (not including sales taxes) | Loans and receivables, measured at amortized cost
Disclosure of financial assets [line items]
Financial Assets	2,390	3,110
Investments in equity securities (note 13) | Investments in equity securities, measured at fair value through Other Comprehensive Income
Disclosure of financial assets [line items]
Financial Assets	$ 99,048	$ 253,540